UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Market Vectors ETF Trust

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end: December 31,

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

AGRIBUSINESS ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.7%
Argentina: 0.1%
451,272	Cresud S.A.C.I.F. y A (ADR) †	$4,237,444
Australia: 1.9%
29,308,519	Incitec Pivot Ltd. #	94,857,458
3,420,951	Nufarm Ltd. #	14,113,939
		108,971,397
Canada: 11.1%
2,686,123	Agrium, Inc. (USD) †	261,896,993
9,169,113	Potash Corp. of Saskatchewan, Inc. (USD)	359,887,685
		621,784,678
Chile: 1.7%
1,728,308	Sociedad Quimica y Minera de Chile S.A. (ADR)	95,834,679
China / Hong Kong: 0.6%
64,396,000	Chaoda Modern Agriculture Holdings Ltd. * † #	3,541,898
31,862,000	China BlueChemical Ltd. #	19,811,099
33,624,000	Sinofert Holdings Ltd. † #	8,567,238
		31,920,235
Germany: 2.7%
3,297,619	K+S AG #	154,004,900
Indonesia: 1.4%
6,024,376	Astra Agro Lestari Tbk PT #	11,511,069
103,053,000	Charoen Pokphand Indonesia Tbk PT #	53,636,404
53,548,010	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	10,672,027
		75,819,500
Israel: 1.9%
8,283,272	Israel Chemicals Ltd. #	107,430,294
Italy: 3.1%
15,212,605	Fiat Industrial SpA † #	171,861,242
Japan: 6.2%
430,000	Kubota Corp. #	6,247,307
3,878,789	Kubota Corp. (ADR) †	279,932,202
3,624,000	Nippon Meat Packers, Inc. † #	58,565,792
		344,745,301
Malaysia: 3.8%
27,235,800	Felda Global Ventures Holdings Bhd	40,284,180
53,808,055	IOI Corp. Bhd #	80,980,888
7,747,970	Kuala Lumpur Kepong Bhd	51,895,010
9,304,600	PPB Group Bhd	37,921,541
		211,081,619
Netherlands: 1.1%
649,102	Nutreco Holding N.V. #	59,706,597
Norway: 3.3%
45,206,057	Marine Harvest ASA * #	42,135,982
3,101,176	Yara International ASA † #	141,765,209
		183,901,191
Russia: 3.3%
5,058,461	Uralkali OJSC (GDR) #	187,063,603
Singapore: 3.6%
9,390,000	First Resources Ltd. † #	13,900,447
122,884,745	Golden Agri-Resources Ltd. † #	57,493,440
7,148,520	Indofood Agri Resources Ltd. † #	7,137,324
44,085,751	Wilmar International Ltd. † #	123,230,619
		201,761,830
South Africa: 0.4%
1,287,781	Tongaat Hulett Ltd.	20,135,505
Switzerland: 7.8%
25,543	Syngenta A.G. #	10,715,203
5,084,122	Syngenta A.G. (ADR)	425,795,218
		436,510,421
Taiwan: 0.5%
12,950,000	Taiwan Fertilizer Co. Ltd. #	31,023,259
Thailand: 1.3%
63,736,736	Charoen Pokphand Foods #	71,934,292
Turkey: 0.1%
245,208	Turk Traktor ve Ziraat Makineleri AS † #	8,068,881
Ukraine: 0.3%
945,747	Kernel Holding S.A. * #	17,221,638
United States: 43.5%
1,783,287	AGCO Corp.	92,944,918
332,917	Andersons, Inc.	17,817,718
10,378,108	Archer-Daniels-Midland Co.	350,053,583
2,637,231	Bunge Ltd.	194,706,765
1,206,102	CF Industries Holdings, Inc.	229,605,638
824,417	Chiquita Brands International, Inc. *	6,397,476
4,383,612	Deere & Co.	376,902,960
238,479	Lindsay Corp. †	21,029,078
4,372,153	Monsanto Co.	461,830,521
5,282,966	Mosaic Co.	314,917,603
2,336,493	Smithfield Foods, Inc. *	61,870,335
1,085,497	Toro Co.	49,976,282
1,165,906	Tractor Supply Co.	121,405,792
5,337,702	Tyson Foods, Inc.	132,481,764
		2,431,940,433
Total Common Stocks (Cost: $5,279,985,653)		5,576,958,939
MONEY MARKET FUND: 0.1% (Cost: $6,656,581)
6,656,581	Dreyfus Government Cash Management Fund	6,656,581
Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $5,286,642,234)		5,583,615,520
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 5.1% (Cost: $287,522,092)
287,522,092	Bank of New York Overnight Government Fund	287,522,092
Total Investments: 104.9% (Cost: $5,574,164,326)		5,871,137,612
Liabilities in excess of other assets: (4.9)%		(274,995,976)
NET ASSETS: 100.0%		$5,596,141,636

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $278,655,841.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,567,198,049 which represents 28.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Agricultural Chemicals	45.6%	$2,547,736,727
Agricultural Operations	15.4	861,453,431
Auto-Med & Heavy Duty Trucks	3.1	171,861,242
Chemicals - Diversified	6.6	371,383,812
Diversified Operations	0.4	20,135,505
Fisheries	0.7	42,135,982
Food - Meat Products	4.5	252,917,891
Food - Miscellaneous / Diversified	5.4	299,190,525
Machinery - Farm	14.1	785,125,346
Pastoral & Agricultural	1.0	53,636,404
Retail - Gardening Products	3.1	171,382,074
Money Market Fund	0.1	6,656,581
	100.0%	$5,583,615,520

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$4,237,444	$—	$—	$4,237,444
Australia	—	108,971,397	—	108,971,397
Canada	621,784,678	—	—	621,784,678
Chile	95,834,679	—	—	95,834,679
China / Hong Kong	—	31,920,235	—	31,920,235
Germany	—	154,004,900	—	154,004,900
Indonesia	—	75,819,500	—	75,819,500
Israel	—	107,430,294	—	107,430,294
Italy	—	171,861,242	—	171,861,242
Japan	279,932,202	64,813,099	—	344,745,301
Malaysia	130,100,731	80,980,888	—	211,081,619
Netherlands	—	59,706,597	—	59,706,597
Norway	—	183,901,191	—	183,901,191
Russia	—	187,063,603	—	187,063,603
Singapore	—	201,761,830	—	201,761,830
South Africa	20,135,505	—	—	20,135,505
Switzerland	425,795,218	10,715,203	—	436,510,421
Taiwan	—	31,023,259	—	31,023,259
Thailand	—	71,934,292	—	71,934,292
Turkey	—	8,068,881	—	8,068,881
Ukraine	—	17,221,638	—	17,221,638
United States	2,431,940,433	—	—	2,431,940,433
Money Market Funds	294,178,673	—	—	294,178,673
Total	$4,303,939,563	$1,567,198,049	$—	$5,871,137,612

During the period, transfers of securities from Level 1 to Level 2 were $124,081,304 and transfers from Level 2 to Level 1 were $25,350,852. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

COAL ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Australia: 9.3%
3,526,752	Aurizon Holdings Ltd. #	$14,855,438
752,026	New Hope Corp. Ltd. † #	3,121,714
1,157,813	Whitehaven Coal Ltd. † #	2,577,731
		20,554,883
Canada: 5.8%
1,145,590	Sherritt International Corp.	5,683,128
251,378	Westshore Terminals Investment Corp.	7,061,694
		12,744,822
China / Hong Kong: 20.9%
13,180,095	China Coal Energy Co. Ltd. #	11,801,454
4,879,408	China Shenhua Energy Co. Ltd. #	17,802,996
12,106,067	Fushan International Energy Group Ltd. † #	5,415,441
3,758,307	Hidili Industry International Development Ltd. † #	837,327
766,084	Yanzhou Coal Mining Co. Ltd. (ADR) †	10,487,690
		46,344,908
Indonesia: 10.1%
50,367,715	Adaro Energy Tbk PT #	6,819,211
18,806,000	Borneo Lumbung Energi & Metal Tbk PT * #	913,743
58,063,000	Bumi Resources Tbk PT #	4,141,706
1,557,052	Indo Tambangraya Megah Tbk PT #	5,706,593
3,174,500	Tambang Batubara Bukit Asam Tbk PT #	4,720,041
		22,301,294
Netherlands: 0.6%
375,062	New World Resources PLC (GBP)	1,254,637
Poland: 3.1%
157,153	Jastrzebska Spolka Weglowa S.A. #	4,515,189
66,951	Lubelski Wegiel Bogdanka S.A. #	2,459,487
		6,974,676
Russia: 0.5%
553,650	Raspadskaya OAO (USD) *	1,066,567
South Africa: 2.6%
323,955	Exxaro Resources Ltd. † #	5,772,775
Thailand: 4.5%
775,550	Banpu PCL #	10,010,912
United States: 42.5%
113,119	Alliance Holdings GP LP	5,957,978
81,487	Alliance Resource Partners LP †	5,190,722
860,220	Alpha Natural Resources, Inc. *	7,062,406
835,552	Arch Coal, Inc. †	4,537,047
238,182	Cloud Peak Energy, Inc. *	4,473,058
592,486	Consol Energy, Inc.	19,937,154
46,699	FreightCar America, Inc.	1,018,972
253,739	Joy Global, Inc.	15,102,545
259,379	Natural Resource Partners LP †	6,069,469
626,816	Peabody Energy Corp.	13,257,158
267,515	SunCoke Energy, Inc. *	4,368,520
243,671	Walter Energy, Inc. †	6,944,623
		93,919,652
Total Common Stocks (Cost: $297,700,760)		220,945,126
MONEY MARKET FUND: 0.3% (Cost: $562,741)
562,741	Dreyfus Government Cash Management Fund	562,741
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $298,263,501)		221,507,867
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 9.7% (Cost: $21,552,599)
21,552,599	Bank of New York Overnight Government Fund	21,552,599
Total Investments: 109.9% (Cost: $319,816,100)		243,060,466
Liabilities in excess of other assets: (9.9)%		(21,929,833)
NET ASSETS: 100.0%		$221,130,633

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $20,231,776.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $101,471,758 which represents 45.9% of net assets.

.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Coal	79.6%	$176,309,606
Diversified Minerals	0.4	913,743
Diversified Operations	2.6	5,683,128
Machinery - Construction & Mining	6.8	15,102,545
Miscellaneous Manufacturing	0.4	1,018,972
Storage/Warehousing	3.2	7,061,694
Transport-Rail	6.7	14,855,438
Money Market Fund	0.3	562,741
	100.0%	$221,507,867

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$20,554,883	$—	$20,554,883
Canada	12,744,822	—	—	12,744,822
China / Hong Kong	10,487,690	35,857,218	—	46,344,908
Indonesia	—	22,301,294	—	22,301,294
Netherlands	1,254,637	—	—	1,254,637
Poland	—	6,974,676	—	6,974,676
Russia	1,066,567	—	—	1,066,567
South Africa	—	5,772,775	—	5,772,775
Thailand	—	10,010,912	—	10,010,912
United States	93,919,652	—	—	93,919,652
Money Market Funds	22,115,340	—	—	22,115,340
Total	$141,588,708	$101,471,758	$—	$243,060,466

During the period, transfers of securities from Level 2 to Level 1 were $2,063,999. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Austria: 1.4%
32,267	Verbund - Oesterreichische Elektrizis A.G. † #	$702,309
Brazil: 5.8%
148,931	Cosan Ltd. (Class A) (USD)	2,904,155
Canada: 2.7%
44,903	Westport Innovations, Inc. * †	1,326,825
China / Hong Kong: 10.4%
2,804,000	China Longyuan Power Group Corp. Ltd. #	2,552,250
339,184	Dongfang Electric Corp. Machinery Co. Ltd. † #	564,006
8,765,000	GCL-Poly Energy Holdings Ltd. † #	1,795,652
458,400	Xinjiang Goldwind Science & Technology Co. Ltd. #	276,082
		5,187,990
Denmark: 3.3%
203,219	Vestas Wind Systems A/S * † #	1,632,210
Germany: 0.5%
10,091	SMA Solar Technology A.G. #	241,880
Ireland: 9.8%
80,299	Eaton Corp. PLC (USD)	4,918,314
Italy: 5.4%
1,436,898	Enel Green Power SpA #	2,705,104
Japan: 4.8%
106,904	Kurita Water Industries Ltd. † #	2,376,755
Philippines: 3.2%
10,022,200	Energy Development Corp. #	1,584,333
Spain: 3.3%
222,436	EDP Renovaveis S.A. * #	1,077,688
194,042	Gamesa Corp. Tecnologica S.A. #	597,078
		1,674,766
United States: 49.4%
46,738	AVX Corp.	556,182
62,959	Clean Energy Fuels Corp. * †	818,467
114,331	Covanta Holding Corp.	2,303,770
94,232	Cree, Inc. * †	5,155,433
46,825	EnerSys, Inc. *	2,134,284
60,106	First Solar, Inc. * †	1,620,458
68,295	International Rectifier Corp. *	1,444,439
36,805	Itron, Inc. *	1,707,752
210,496	MEMC Electronic Materials, Inc. *	926,182
46,261	Polypore International, Inc. * †	1,858,767
27,742	Power Integrations, Inc.	1,204,280
32,089	Solarcity Corp. * †	605,840
39,633	Sunpower Corp. * †	457,365
62,396	Tesla Motors, Inc. * †	2,364,184
38,617	Veeco Instruments, Inc. * †	1,480,190
		24,637,593
Total Common Stocks (Cost: $73,380,500)		49,892,234
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 27.8% (Cost: $13,878,699)
13,878,699	Bank of New York Overnight Government Fund	13,878,699
Total Investments: 127.8% (Cost: $87,259,199)		63,770,933
Liabilities in excess of other assets: (27.8)%		(13,860,742)
NET ASSETS: 100.0%		$49,910,191

USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $13,445,263.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $16,105,347 which represents 32.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Auto - Cars / Light Trucks	4.7%	$2,364,184
Automobile / Truck Parts & Equipment	2.7	1,326,825
Batteries / Battery System	8.0	3,993,051
Diversified Manufacturing Operations	9.9	4,918,314
Electric - Generation	3.2	1,584,333
Electric - Integrated	1.4	702,309
Electronic Compo-Misc	1.1	556,182
Electronic Component - Semiconductors	18.3	9,146,512
Electronic Measure Instruments	3.4	1,707,752
Energy - Alternate Sources	19.1	9,555,001
Non - Hazardous Waste Disposal	4.6	2,303,770
Power Conversion / Supply Equipment	7.6	3,768,621
Semiconductor Component - Integrated Circuits	2.4	1,204,280
Semiconductor Equipment	3.0	1,480,190
Sugar	5.8	2,904,155
Water Treatment Systems	4.8	2,376,755
	100.0%	$49,892,234

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$702,309	$—	$702,309
Brazil	2,904,155	—	—	2,904,155
Canada	1,326,825	—	—	1,326,825
China / Hong Kong	—	5,187,990	—	5,187,990
Denmark	—	1,632,210	—	1,632,210
Germany	—	241,880	—	241,880
Ireland	4,918,314	—	—	4,918,314
Italy	—	2,705,104	—	2,705,104
Japan	—	2,376,755	—	2,376,755
Philippines	—	1,584,333	—	1,584,333
Spain	—	1,674,766	—	1,674,766
United States	24,637,593	—	—	24,637,593
Money Market Fund	13,878,699	—	—	13,878,699
Total	$47,665,586	$16,105,347	$—	$63,770,933

GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Canada: 61.9%
8,347,187	Agnico-Eagle Mines Ltd. (USD)	$342,568,555
17,425,016	AuRico Gold, Inc. (USD) ‡ * †	109,603,351
11,628,808	Aurizon Mines Ltd. (USD) ‡ *	51,283,043
29,106,851	Barrick Gold Corp. (USD)	855,741,419
34,417,670	Eldorado Gold Corp. (USD)	328,000,395
8,250,379	First Majestic Silver Corp. (USD) ‡ * †	133,408,629
23,749,743	Goldcorp, Inc. (USD)	798,703,857
26,609,525	IAMGOLD Corp. (USD) ‡	191,588,580
45,953,830	Kinross Gold Corp. (USD) †	364,413,872
14,062,861	Nevsun Resources Ltd. (USD)	53,860,758
33,636,149	New Gold, Inc. (USD) ‡ *	306,088,956
10,728,228	Pan American Silver Corp. (USD) ‡	175,728,375
3,218,854	Seabridge Gold, Inc. (USD) ‡ * †	44,420,185
5,706,013	Silver Standard Resources, Inc. (USD) ‡ * †	60,198,437
11,803,143	Silver Wheaton Corp. (USD)	370,028,533
7,114,621	Tanzanian Royalty Exploration Corp. (USD) ‡ * †	27,747,022
25,488,944	Yamana Gold, Inc. (USD) †	391,255,290
		4,604,639,257
Peru: 4.6%
13,172,229	Cia de Minas Buenaventura S.A. (ADR)	341,951,065
South Africa: 11.6%
14,796,229	AngloGold Ashanti Ltd. (ADR)	348,451,193
40,907,067	Gold Fields Ltd. (ADR) ‡	317,029,769
10,160,365	Great Basin Gold Ltd. (USD) *	94,491
30,757,496	Harmony Gold Mining Co. Ltd. (ADR) ‡ †	197,155,549
		862,731,002
United Kingdom: 4.7%
4,047,459	Randgold Resources Ltd. (ADR)	348,000,525
United States: 17.2%
6,341,296	Allied Nevada Gold Corp. ‡ *	104,377,732
6,390,174	Coeur d’Alene Mines Corp. ‡ *	120,518,682
18,309,690	Golden Star Resources Ltd. ‡ *	29,295,504
20,153,258	Hecla Mining Co. ‡ †	79,605,369
14,483,255	Newmont Mining Corp.	606,703,552
4,548,478	Royal Gold, Inc. ‡	323,078,392
5,763,424	Vista Gold Corp. ‡ *	12,448,996
		1,276,028,227
Total Common Stocks (Cost: $11,129,535,583)		7,433,350,076
MONEY MARKET FUNDS: 0.0%
6,000	Blackrock Federal Fund	6,000
3,135,251	Dreyfus Government Cash Management Fund	3,135,251
Total Money Market Funds (Cost: $3,141,251)		3,141,251
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $11,132,676,834)		7,436,491,327
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 5.0% (Cost: $372,710,761)
372,710,761	Bank of New York Overnight Government Fund	372,710,761
Total Investments: 105.0% (Cost: $11,505,387,595)		7,809,202,088
Liabilities in excess of other assets: (5.0)%		(373,111,054)
NET ASSETS: 100.0%		$7,436,091,034

ADR	American Depositary Receipt
USD	United States Dollar
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $360,828,709.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Gold Mining	87.4%	$6,493,862,051
Precious Metals	1.6	120,518,682
Silver Mining	11.0	818,969,343
Money Market Funds	0.0	3,141,251
	100.0%	$7,436,491,327

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2013 is set forth below:

Affiliates	Value 12/31/12	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 03/31/13
Allied Nevada Gold Corp.	$186,117,228	$30,318,420	$(30,886,607)	$(2,660,922)	$—	$104,377,732
AuRico Gold, Inc.	159,034,685	24,007,467	(39,375,384)	(8,827,321)	—	109,603,351
Aurizon Mines Ltd.	39,436,143	11,977,647	(10,160,007)	1,597,200	—	51,283,043
Coeur d’Alene Mines Corp.	151,600,624	31,240,915	(29,079,414)	(97,810)	—	120,518,682
First Majestic Silver Corp.	161,500,618	33,842,898	(31,522,092)	2,284,608	—	133,408,629
Gold Fields Ltd.	448,314,699	113,889,704	(155,663,045)	(3,165,362)	2,341,780	317,029,769
Golden Star Resources Ltd.	32,825,215	7,089,866	(6,404,734)	368,842	—	29,295,504
Harmony Gold Mining Co. Ltd.	268,607,700	48,091,905	(46,392,321)	(1,941,449)	1,310,052	197,155,549
Hecla Mining Co.	114,640,502	22,036,846	(21,927,979)	(263,818)	238,017	79,605,369
IAMGOLD Corp.	297,417,891	47,128,246	(49,950,809)	(3,021,049)	—	191,588,580
New Gold, Inc.	351,692,896	82,300,573	(68,924,623)	924,942	—	306,088,956
Pan American Silver Corp.	196,544,772	42,333,923	(39,859,149)	33,264	1,053,007	175,728,375
Royal Gold, Inc.	360,645,301	74,435,079	(71,538,729)	5,028,233	887,087	323,078,392
Seabridge Gold, Inc.	55,148,618	11,586,154	(10,270,680)	(409,879)	—	44,420,185
Silver Standard Resources, Inc.	82,811,450	14,672,462	(14,902,404)	(378,350)	—	60,198,437
Tanzanian Royalty Exploration Corp.	30,581,282	6,366,600	(5,536,749)	(300,882)	—	27,747,022
Vista Gold Corp.	15,063,924	3,052,435	(2,786,348)	48,779	—	12,448,996
	$2,951,983,548	$604,371,140	$(635,181,074)	$(10,780,974)	$5,829,943	$2,283,576,571

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$7,433,350,076	$—	$—	$7,433,350,076
Money Market Funds	375,852,012	—	—	375,852,012
Total	$7,809,202,088	$—	$—	$7,809,202,088

* See Schedule of Investments for security type and geographic sector breakouts.

During the period, transfers of securities from Level 3 to Level 1 were $0. These transfers resulted primarily from increased trading activity.

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Australia: 24.7%
51,050,897	Beadell Resources Ltd. ‡ * #	$48,596,354
37,691,733	Evolution Mining Ltd. ‡ * † #	57,797,511
194,868,249	Focus Minerals Ltd. * #	4,461,389
31,811,112	Gryphon Minerals Ltd. ‡ * † #	11,630,316
55,175,828	Indophil Resources NL *	18,407,532
42,316,194	Intrepid Mines Ltd. ‡ * † #	11,074,182
11,936,203	Kingsgate Consolidated Ltd. ‡ † #	48,636,854
14,386,872	Medusa Mining Ltd. ‡ † #	64,745,326
30,574,635	Northern Star Resources Ltd. ‡ #	33,207,844
23,559,973	OceanaGold Corp. (CAD) ‡ *	67,019,363
36,753,453	Perseus Mining Ltd. (CAD) ‡ *	69,820,527
24,588,144	Ramelius Resources Ltd. ‡ * † #	8,887,791
10,985,051	Red 5 Ltd. ‡ * † #	9,054,590
33,705,220	Resolute Mining Ltd. ‡ #	46,813,713
43,872,694	Saracen Mineral Holdings Ltd. ‡ * #	13,061,314
39,969,460	St. Barbara Ltd. ‡ * #	50,212,606
		563,427,212
Canada: 58.1%
4,009,408	Alexco Resource Corp. (USD) ‡ * †	13,311,235
6,193,870	Asanko Gold Inc ‡ * †	19,814,043
6,614,858	Atac Resources Ltd. ‡ * †	10,026,951
37,874,735	Aurcana Corp. ‡ *	25,350,480
11,318,348	Aurizon Mines Ltd. (USD) ‡ *	49,913,915
16,367,241	Banro Corp. ‡ * †	28,031,891
6,192,833	Bear Creek Mining Corp. ‡ * †	17,006,746
18,568,232	Brigus Gold Corp. (USD) ‡ *	15,411,633
19,799,802	China Gold International Resources Corp. Ltd. *	74,837,580
8,378,846	Colossus Minerals, Inc. ‡ * †	25,319,216
8,268,061	Continental Gold Ltd. ‡ * †	53,061,428
14,988,473	Crocodile Gold Corp. *	3,393,227
7,821,550	Dundee Precious Metals, Inc. ‡ * †	60,820,163
8,000,410	Endeavour Silver Corp. (USD) ‡ * †	49,762,550
6,733,118	Exeter Resource Corp. (USD) ‡ * †	8,079,742
10,156,875	Fortuna Silver Mines, Inc. ‡ *	43,788,683
24,712,448	Gran Colombia Gold Corp. ‡ *	6,689,230
10,950,976	Great Panther Silver Ltd. (USD) ‡ * †	14,236,269
8,057,308	Guyana Goldfields, Inc. ‡ * †	22,364,889
6,906,702	International Tower Hill Mines Ltd. (USD) ‡ * †	10,498,187
4,710,746	Kirkland Lake Gold, Inc. ‡ * †	24,945,926
32,067,118	Lake Shore Gold Corp. ‡ *	19,253,843
3,939,347	MAG Silver Corp. ‡ * †	37,379,108
14,802,217	McEwen Mining, Inc. (USD) ‡ * †	42,334,341
6,596,593	Orezone Gold Corp. ‡ * †	9,739,544
10,591,378	Orko Silver Corp. ‡ *	23,769,223
11,838,089	Premier Gold Mines Ltd. ‡ * †	34,956,708
5,334,891	Primero Mining Corp. ‡ * †	35,602,698
8,019,921	Rainy River Resources Ltd. ‡ * †	20,603,370
3,048,064	Richmont Mines, Inc. (USD) ‡ * †	8,382,176
12,963,385	Rio Alto Mining Ltd. ‡ *	59,588,570
47,426,188	Romarco Minerals, Inc. ‡ *	38,278,925
22,425,299	Rubicon Minerals Corp. ‡ * †	54,520,880
10,660,989	Sabina Gold & Silver Corp. ‡ *	19,832,934
26,631,520	San Gold Corp. ‡ *	7,601,891
6,417,349	Sandstorm Gold Ltd. ‡ * †	60,765,685
16,084,090	Scorpio Mining Corp. ‡ *	11,082,103
3,395,051	Seabridge Gold, Inc. (USD) ‡ * †	46,851,704
13,564,880	Silvercorp Metals, Inc. (USD) ‡ †	53,309,978
19,348,865	Sulliden Gold Corp Ltd. ‡ *	15,045,626
7,585,409	Tanzanian Royalty Exploration Corp. (USD) ‡ * †	29,583,095
11,209,492	Timmins Gold Corp. ‡ * †	32,438,512
49,501,347	Torex Gold Resources, Inc. ‡ * †	84,780,101
		1,322,364,999
Cayman Islands: 2.2%
33,437,965	Endeavour Mining Corp. (CAD) ‡ *	49,369,504
China / Hong Kong: 2.6%
228,034,000	China Precious Metal Resources Holdings Co. Ltd. ‡ * † #	41,451,653
23,764,000	China Silver Group Ltd *	4,102,176
24,326,000	Lingbao Gold Co. Ltd. (Class H) ‡ #	9,183,982
19,288,900	Real Gold Mining Ltd. * † #	4,285,992
		59,023,803
Singapore: 2.4%
59,649,000	LionGold Corp. Ltd. ‡ * † #	55,584,685
South Africa: 0.4%
1,073,033	DRDGOLD Ltd. (ADR) †	8,391,118
17,133,329	Great Basin Gold Ltd. (USD) *	159,340
		8,550,458
United Kingdom: 1.8%
10,913,078	Highland Gold Mining Ltd. #	14,236,303
8,103,392	Lydian International Ltd. (CAD) ‡ * †	17,308,293
42,589,494	Patagonia Gold Plc * † #	10,695,650
		42,240,246
United States: 7.9%
11,808,809	Argonaut Gold, Inc. (CAD) ‡ *	95,776,944
2,834,620	Golden Minerals Co. ‡ * †	6,746,396
21,006,578	Golden Star Resources Ltd. ‡ * †	33,610,525
7,784,196	Midway Gold Corp. ‡ *	9,496,719
9,548,229	Paramount Gold and Silver Corp. ‡ * †	21,292,551
5,611,103	Vista Gold Corp. ‡ *	12,119,982
		179,043,117
Total Common Stocks (Cost: $3,274,448,564)		2,279,604,024
MONEY MARKET FUND: 0.0% (Cost: $462)
462	Dreyfus Government Cash Management Fund	462
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $3,274,449,026)		2,279,604,486
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 11.7% (Cost: $266,222,468)
266,222,468	Bank of New York Overnight Government Fund	266,222,468
Total Investments: 111.8% (Cost: $3,540,671,494)		2,545,826,954
Liabilities in excess of other assets: (11.8)%		(268,624,880)
NET ASSETS: 100.0%		$2,277,202,074

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $244,406,690.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $543,618,055 which represents 23.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Diversified Minerals	4.5%	$102,197,326
Gold Mining	78.3	1,784,732,395
Precious Metals	5.8	131,491,071
Silver Mining	11.4	261,183,232
Money Market Fund	0.0	462
	100.0%	$2,279,604,486

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2013 is set forth below:

Affiliates	Value 12/31/12	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 03/31/13
Alexco Resource Corp.	$12,428,755	$2,550,093	$(530,890)	$50,464	$—	$13,311,235
Argonaut Gold, Inc.	79,764,420	31,809,339	(2,681,685)	943,198	—	95,776,944
Asanko Gold Inc	—	36,913,510	(206,408)	19,711	—	19,814,043
Atac Resources Ltd.	9,687,526	1,910,220	(295,721)	(21,716)	—	10,026,951
Aurcana Corp.	30,280,406	5,470,829	(949,425)	(68,519)	—	25,350,480
Aurizon Mines Ltd.	38,231,544	4,717,912	(3,625,448)	(542,272)	—	49,913,915
Avocet Mining Plc	14,546,085	1,103,823	(3,959,050)	(30,619,476)	—	—
B2Gold Corp.	91,976,191	70,851,130	(145,434,080)	(13,345,647)	—	—
Banro Corp.	39,687,333	6,232,406	(1,271,318)	(59,343)	—	28,031,891
Beadell Resources Ltd.	49,076,709	5,236,477	(1,711,690)	644,355	—	48,596,354
Bear Creek Mining Corp.	17,878,405	3,070,471	(601,598)	120,684	—	17,006,746
Brigus Gold Corp.	14,646,964	2,874,772	(504,794)	43,990	—	15,411,633
CGA Mining Ltd.	59,670,986	2,764,105	(59,020,394)	—	—	—
China Precious Metal Resources Holdings Co. Ltd.	37,936,189	6,929,180	(1,376,028)	238,891	—	41,451,653
Colossus Minerals, Inc.	33,597,594	5,080,301	(939,856)	29,994	—	25,319,216
Continental Gold Ltd.	60,423,724	11,973,103	(1,801,473)	183,456	—	53,061,428
Dundee Precious Metals, Inc.	58,503,848	10,099,454	(2,150,715)	477,081	—	60,820,163
Endeavour Mining Corp.	59,877,560	10,193,006	(2,058,739)	424,142	—	49,369,504
Endeavour Silver Corp.	54,742,903	9,034,226	(1,693,512)	(28,089)	—	49,762,550
Evolution Mining Ltd.	58,896,557	9,685,325	(1,908,945)	74,595	—	57,797,511
Exeter Resource Corp.	7,072,007	1,422,481	(272,301)	8,970	—	8,079,742
Fortuna Silver Mines, Inc.	36,764,394	7,222,598	(1,438,238)	164,598	—	43,788,683
Golden Minerals Co.	10,981,410	1,772,430	(281,316)	(17,715)	—	6,746,396
Golden Star Resources Ltd.	33,559,024	5,925,646	(1,116,411)	320,219	—	33,610,525
Gran Colombia Gold Corp.	7,760,273	1,181,637	(200,604)	(22,411)	—	6,689,230
Great Panther Silver Ltd.	14,552,294	2,666,253	(514,276)	(26,121)	—	14,236,269
Gryphon Minerals Ltd.	15,058,140	2,289,245	(452,815)	(47,009)	—	11,630,316
Guyana Goldfields, Inc.	15,304,876	9,893,395	(571,317)	158,362	—	22,364,889
International Tower Hill Mines Ltd.	13,017,214	2,002,566	(417,450)	6,644	—	10,498,187
Intrepid Mines Ltd.	8,085,604	1,851,643	(338,556)	35,030	—	11,074,182
Keegan Resources, Inc.	20,625,871	1,515,961	(34,488,014)	28,854	—	—
Kingsgate Consolidated Ltd.	48,308,759	8,764,591	(1,666,187)	38,730	560,337	48,636,854
Kirkland Lake Gold, Inc.	24,038,324	4,392,638	(949,612)	15,738	—	24,945,926
Lake Shore Gold Corp.	20,932,572	3,838,284	(743,004)	(16,518)	—	19,253,843
Lingbao Gold Co. Ltd. (Class H)	8,784,292	1,578,941	(304,922)	4,390	—	9,183,982
LionGold Corp. Ltd.	46,125,265	9,164,339	(1,739,195)	260,446	—	55,584,685
Lydian International Ltd.	14,751,997	2,881,111	(512,609)	(15,927)	—	17,308,293
MAG Silver Corp.	34,399,931	6,984,040	(1,299,730)	229,850	—	37,379,108
McEwen Mining, Inc.	48,581,497	8,010,565	(1,361,464)	277,038	—	42,334,341
Medusa Mining Ltd.	71,165,011	11,449,469	(2,293,110)	71,493	—	64,745,326
Midway Gold Corp.	9,382,920	1,678,642	(326,867)	27,566	—	9,496,719
Nevsun Resources Ltd.	59,770,870	5,723,228	(57,015,872)	(17,336,463)	600,853	—
Northern Star Resources Ltd.	35,266,342	5,074,324	(1,088,268)	132,891	293,644	33,207,844
OceanaGold Corp.	51,449,507	17,221,181	(1,795,494)	525,821	—	67,019,363
Orezone Gold Corp.	8,941,346	2,389,817	(281,999)	25,351	—	9,739,544
Orko Silver Corp.	21,103,158	4,627,096	(751,361)	335,431	—	23,769,223
Paramount Gold and Silver Corp.	19,234,141	3,463,857	(663,457)	(14,518)	—	21,292,551
Perseus Mining Ltd.	70,523,783	12,211,649	(2,275,721)	(58,808)	—	69,820,527
Premier Gold Mines Ltd.	43,342,102	6,619,175	(1,255,804)	(115,023)	—	34,956,708
Primero Mining Corp.	23,868,323	10,742,944	(851,864)	482,636	—	35,602,698
Rainy River Resources Ltd.	34,734,445	4,841,608	(929,832)	(12,181)	—	20,603,370
Ramelius Resources Ltd.	10,492,642	1,595,892	(879,398)	(1,190,036)	—	8,887,791
Red 5 Ltd.	12,007,518	2,369,070	(352,379)	(31,188)	—	9,054,590
Resolute Mining Ltd.	50,268,971	8,248,417	(1,581,339)	257,143	—	46,813,713
Richmont Mines, Inc.	7,961,655	1,419,496	(287,552)	2,942	—	8,382,176
Rio Alto Mining Ltd.	57,246,264	10,510,214	(2,071,088)	865,290	—	59,588,570
Romarco Minerals, Inc.	31,854,267	7,058,351	(1,327,538)	394,863	—	38,278,925
Rubicon Minerals Corp.	49,769,459	9,135,158	(1,658,856)	(61,134)	—	54,520,880
Sabina Gold & Silver Corp.	24,621,358	3,854,966	(724,701)	8,815	—	19,832,934
San Gold Corp.	18,351,931	1,979,622	(348,433)	(170,151)	—	7,601,891
Sandstorm Gold Ltd.	65,398,793	11,503,913	(2,312,951)	572,138	—	60,765,685
Saracen Mineral Holdings Ltd.	15,263,734	2,710,555	(572,731)	38,626	—	13,061,314
Scorpio Mining Corp.	14,419,405	2,537,321	(448,489)	129,570	—	11,082,103
Seabridge Gold, Inc.	51,818,562	9,327,497	(1,578,000)	(153,340)	—	46,851,704
Silvercorp Metals, Inc.	60,317,742	9,137,746	(1,816,787)	(102,555)	280,167	53,309,978
St. Barbara Ltd.	52,921,817	9,195,331	(1,928,144)	112,218	—	50,212,606
Sulliden Gold Corp Ltd.	15,518,291	3,072,502	(547,481)	(9,360)	—	15,045,626
Tanzanian Royalty Exploration Corp.	29,053,936	4,944,329	(898,738)	(30,639)	—	29,583,095
Timmins Gold Corp.	29,029,741	5,464,783	(948,573)	306,592	—	32,438,512
Torex Gold Resources, Inc.	94,940,358	15,655,758	(2,932,748)	134,226	—	84,780,101
Vista Gold Corp.	12,482,651	2,697,159	(386,132)	(24,869)	—	12,119,982
	$2,403,078,486	$530,319,116	$(374,521,497)	$(54,917,986)	$1,735,001	$2,136,633,717

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$155,247,422	$408,179,790	$—	$563,427,212
Canada	1,322,364,999	—	—	1,322,364,999
Cayman Islands	49,369,504	—	—	49,369,504
China / Hong Kong	4,102,176	50,635,635	4,285,992	59,023,803
Singapore	—	55,584,685	—	55,584,685
South Africa	8,550,458	—	—	8,550,458
United Kingdom	17,308,293	24,931,953	—	42,240,246
United States	179,043,117	—	—	179,043,117
Money Market Funds	266,222,930	—	—	266,222,930
Total	$2,002,208,899	$543,618,055	$—	$2,545,826,954

During the period, transfers of securities from Level 3 to Level 1 were $0. These transfers resulted primarily from increased trading activity.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2013:

Common Stocks
China/Hong Kong
Balance as of December 31, 2012	$5,795,817
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,509,825)
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2013	$4,285,992

OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 100.0%
Bermuda: 6.5%
1,832,145	Nabors Industries Ltd. (USD)	$29,717,392
1,751,960	Seadrill Ltd. (USD) †	65,190,432
		94,907,824
Luxembourg: 4.2%
1,525,518	Tenaris S.A. (ADR) †	62,210,624
Netherlands: 2.8%
300,210	Core Laboratories N.V. (USD) †	41,404,963
Switzerland: 13.2%
1,661,249	Noble Corp. (USD)	63,376,649
1,355,271	Transocean, Inc. (USD) *	70,419,881
4,975,113	Weatherford International Ltd. (USD) *	60,397,872
		194,194,402
United Kingdom: 3.5%
848,158	ENSCO Plc CL A (USD)	50,889,480
United States: 69.8%
1,628,194	Baker Hughes, Inc.	75,564,484
1,136,027	Cameron International Corp. *	74,068,960
130,335	CARBO Ceramics, Inc. †	11,869,609
460,676	Diamond Offshore Drilling, Inc. †	32,044,623
497,855	Dresser-Rand Group, Inc. *	30,697,739
1,279,357	FMC Technologies, Inc. *	69,584,227
2,954,983	Halliburton Co.	119,410,863
669,146	Helmerich & Payne, Inc.	40,617,162
1,547,439	McDermott International, Inc. *	17,006,355
1,443,703	National Oilwell Varco, Inc.	102,141,987
709,501	Oceaneering International, Inc.	47,117,961
359,998	Oil States International, Inc. *	29,365,037
947,946	Patterson-UTI Energy, Inc.	22,599,033
815,158	Rowan Companies Plc *	28,823,987
3,750,451	Schlumberger Ltd.	280,871,275
1,046,062	Superior Energy Services, Inc. *	27,166,230
324,116	Tidewater, Inc. †	16,367,858
		1,025,317,390
Total Common Stocks (Cost: $1,483,379,671)		1,468,924,683
MONEY MARKET FUND: 0.0% (Cost: $257)
257	Dreyfus Government Cash Management Fund	257
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $1,483,379,928)		1,468,924,940
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 4.2% (Cost: $61,607,537)
61,607,537	Bank of New York Overnight Government Fund	61,607,537
Total Investments: 104.2% (Cost: $1,544,987,465)		1,530,532,477
Liabilities in excess of other assets: (4.2)%		(61,945,483)
NET ASSETS: 100.0%		$1,468,586,994

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $59,907,059.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Engineering / R&D Services	1.2%	$17,006,355
Oil - Field Services	47.2	693,168,294
Oil & Gas Drilling	27.5	403,678,639
Oil Field Machine & Equipment	18.8	276,492,913
Steel Pipe & Tube	4.2	62,210,624
Transport - Marine	1.1	16,367,858
Money Market Fund	0.0	257
	100.0%	$1,468,924,940

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$1,468,924,683	$—	$—	$1,468,924,683
Money Market Funds	61,607,794	—	—	61,607,794
Total	$1,530,532,477	$—	$—	$1,530,532,477

* See Schedule of Investments for security type and geographic sector breakouts.

RARE EARTH / STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 95.6%
Australia: 20.7%
6,796,824	Alkane Resources Ltd. * † #	$4,132,039
9,364,683	Galaxy Resources Ltd. * † #	2,861,012
1,163,768	Iluka Resources Ltd. † #	11,453,627
17,276,495	Lynas Corp. Ltd. * † #	10,184,895
		28,631,573
Canada: 5.9%
1,530,873	5N Plus, Inc. * †	3,224,635
2,452,595	Avalon Rare Metals, Inc. * †	2,655,499
1,030,657	Rare Element Resources Ltd. (USD) * †	2,360,205
		8,240,339
Chile: 4.9%
378,732	Molibdenos y Metales S.A.	6,743,718
China / Hong Kong: 16.9%
13,944,000	China Molybdenum Co. Ltd. (Class H) #	6,127,697
27,218,000	China Rare Earth Holdings Ltd. #	4,857,193
21,198,000	Hunan Non-Ferrous Metal Corp. Ltd. * † #	6,401,071
113,370,000	North Mining Shares Co. Ltd. *	5,987,865
		23,373,826
France: 5.3%
67,675	Eramet S.A. #	7,342,502
Ireland: 7.3%
23,048,047	Kenmare Resources Plc (GBP) * #	10,171,622
Japan: 9.6%
352,700	OSAKA Titanium Technologies Co. † #	7,195,295
738,000	Toho Titanium Co. Ltd. † #	6,075,937
		13,271,232
Mexico: 1.0%
1,589,173	Cia Minera Autlan S.A.B de C.V.	1,401,247
South Africa: 5.8%
238,450	Assore Ltd. † #	8,059,742
United States: 18.2%
1,642,607	General Moly, Inc. * †	3,630,161
1,201,099	Molycorp, Inc. * †	6,245,715
292,974	RTI International Metals, Inc. *	9,284,346
2,031,349	Thompson Creek Metals Co. Inc. *	6,094,047
		25,254,269
Total Common Stocks (Cost: $236,128,142)		132,490,070
PREFERRED STOCK: 4.5%
Brazil: 4.5% (Cost: $6,875,329)
1,059,700	Cia de Ferro Ligas da Bahia	6,148,977
Total Investments Before Collateral for Securities Loaned: 100.1%
(Cost: $243,003,471)		138,639,047
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 27.2% (Cost: $37,739,498)
37,739,498	Bank of New York Overnight Government Fund	37,739,498
Total Investments: 127.3% (Cost: $280,742,969)		176,378,545
Liabilities in excess of other assets: (27.3)%		(37,828,985)
NET ASSETS: 100.0%		$138,549,560

GBP	British Pound
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $34,227,484.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $84,862,632 which represents 61.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Diversified Minerals	28.7%	$39,761,153
Metal - Diversified	23.8	32,926,494
Metal - Iron	5.4	7,550,224
Metal Processors & Fabricators	6.7	9,284,346
Mining	5.3	7,342,502
Non - Ferrous Metals	30.1	41,774,328
	100.0%	$138,639,047

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$28,631,573	$—	$28,631,573
Canada	8,240,339	—	—	8,240,339
Chile	6,743,718	—	—	6,743,718
China / Hong Kong	5,987,865	17,385,961	—	23,373,826
France	—	7,342,502	—	7,342,502
Ireland	—	10,171,622	—	10,171,622
Japan	—	13,271,232	—	13,271,232
Mexico	1,401,247	—	—	1,401,247
South Africa	—	8,059,742	—	8,059,742
United States	25,254,269	—	—	25,254,269
Preferred Stock	6,148,977	—	—	6,148,977
Money Market Fund	37,739,498	—	—	37,739,498
Total	$91,515,913	$84,862,632	$—	$176,378,545

During the period, transfers of securities from Level 1 to Level 2 were $10,534,616. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 100.4%
Australia: 4.3%
58,961	Alumina Ltd. * #	$68,549
76,534	BHP Billiton Ltd. #	2,619,842
40,575	Fortescue Metals Group Ltd. † #	168,208
25,759	GrainCorp. Ltd. #	314,471
9,980	Iluka Resources Ltd. † #	98,222
28,516	Newcrest Mining Ltd. #	597,762
18,435	Oil Search Ltd. #	143,581
18,461	Origin Energy Ltd. #	257,277
7,503	OZ Minerals Ltd. #	41,940
11,203	PanAust Ltd. #	29,194
16,078	Santos Ltd. #	209,119
10,529	Woodside Petroleum Ltd. #	395,169
3,482	WorleyParsons Ltd. #	90,165
		5,033,499
Austria: 0.3%
328	Mayr-Melnhof Karton A.G. #	36,008
2,430	OMV A.G. #	103,794
5,049	Verbund - Oesterreichische Elektrizis A.G. #	109,894
2,632	Voestalpine A.G. #	81,139
		330,835
Bermuda: 0.1%
4,911	Nabors Industries Ltd. (USD)	79,656
Brazil: 1.6%
8,713	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	415,871
4,450	Cia de Saneamento de Minas Gerais-COPA S.A.	108,913
18,081	Cia Siderurgica Nacional S.A. (ADR)	81,003
8,900	Fibria Celulose S.A. *	107,700
21,318	Gerdau S.A. (ADR)	164,362
27,818	Petroleo Brasileiro S.A. (ADR) †	460,944
5,500	SLC Agricola S.A.	50,844
31,844	Vale S.A. (ADR)	550,583
		1,940,220
Canada: 12.7%
6,437	Agnico-Eagle Mines Ltd. (USD)	264,174
16,855	Agrium, Inc. (USD) †	1,643,362
4,761	Alamos Gold, Inc.	65,373
5,213	ARC Resources Ltd. †	137,720
9,196	AuRico Gold, Inc. (USD) *	57,843
21,699	B2Gold Corp. *	65,997
37,398	Barrick Gold Corp. (USD)	1,099,501
9,429	Cameco Corp. (USD)	195,935
18,428	Canadian Natural Resources Ltd. (USD)	592,092
3,429	Canfor Corp. *	71,756
5,916	Centerra Gold, Inc.	35,230
4,404	Detour Gold Corp. *	84,660
1,392	Domtar Corp. (USD)	108,047
26,693	Eldorado Gold Corp. (USD)	254,384
13,609	Enbridge, Inc. (USD)	633,363
12,425	EnCana Corp. (USD)	241,791
4,370	First Majestic Silver Corp. *	70,758
11,359	First Quantum Minerals Ltd. †	216,011
30,316	Goldcorp, Inc. (USD)	1,019,527
4,973	Husky Energy, Inc. †	142,736
14,067	IAMGOLD Corp.	101,492
4,291	Imperial Oil Ltd. (USD)	175,330
1,918	Inmet Mining Corp.	127,716
42,598	Kinross Gold Corp. (USD) †	337,802
12,121	Lundin Mining Corp. *	52,972
11,354	New Gold, Inc. *	103,264
16,302	Osisko Mining Corp. *	96,758
5,672	Pan American Silver Corp. (USD)	92,907
97,633	Potash Corp. of Saskatchewan, Inc. (USD)	3,832,095
3,852	Resolute Forest Products (USD) * †	62,325
13,235	Silver Wheaton Corp. (USD)	414,917
25,693	Suncor Energy, Inc. (USD)	771,047
17,422	Talisman Energy, Inc. (USD)	213,420
11,387	Teck Cominco Ltd. (USD)	320,658
4,361	TransAlta Corp.	63,744
11,912	TransCanada Corp. (USD)	570,466
13,145	Turquoise Hill Resources Ltd. *	83,713
1,276	West Fraser Timber Co. Ltd.	113,037
28,104	Yamana Gold, Inc. (USD) †	431,396
		14,965,319
Chile: 0.4%
221,926	Aguas Andinas S.A.	178,806
1,761	Cap S.A.	57,061
48,501	Empresas CMPC S.A.	176,639
33,194	Inversiones Aguas Metropolitanas S.A.	69,890
		482,396
China / Hong Kong: 2.3%
3,762	Aluminum Corp of China Ltd. (ADR) * †	36,604
25,200	Angang New Steel Co. Ltd. * † #	13,868
510,868	Chaoda Modern Agriculture Holdings Ltd. * † #	28,099
249,714	China Agri-Industries Holdings Ltd. #	129,011
69,252	China Coal Energy Co. Ltd. #	62,008
21,000	China Hongqiao Group Ltd. #	10,394
336,000	China Modern Dairy Holdings Ltd. * #	112,390
31,700	China Molybdenum Co. Ltd. (Class H) #	13,931
26,800	China Oilfield Services Ltd. (Class H) #	56,327
331,783	China Petroleum & Chemical Corp. #	389,079
57,191	China Shenhua Energy Co. Ltd. #	208,667
271,279	CNOOC Ltd. #	521,637
26,000	Dongfang Electric Corp. Machinery Co. Ltd. #	43,234
32,100	Fosun International Ltd. #	21,885
53,500	Huaneng Power International, Inc. #	57,109
9,900	Inner Mongolia Yitai Coal Co. (USD) #	57,557
33,400	Jiangxi Copper Co. Ltd. (Class H) #	74,069
55,400	Kunlun Energy Co. Ltd. #	118,029
63,700	Lee & Man Paper Manufacturing Ltd. #	50,073
40,600	Maanshan Iron and Steel Co. Ltd. (Class H) * #	10,621
66,557	Nine Dragons Paper Holdings Ltd. #	62,854
356,940	PetroChina Co. Ltd. (Class H) #	470,036
33,500	Yanzhou Coal Mining Co. Ltd. #	45,459
32,900	Zhaojin Mining Industry Co. Ltd. #	44,411
224,561	Zijin Mining Group Ltd. #	74,435
		2,711,787
Colombia: 0.1%
5,440	Pacific Rubiales Energy Corp. (CAD)	114,803
Denmark: 0.1%
15,580	Vestas Wind Systems A/S * † #	125,135
Finland: 0.1%
22,803	Stora Enso Oyj (R Shares) #	147,885
France: 2.4%
233	Eramet S.A. #	25,280
22,178	Suez Environnement Co. #	283,292
1,811	Technip S.A. #	186,080
39,924	Total S.A. #	1,915,471
33,779	Veolia Environnement S.A. #	428,779
		2,838,902
Germany: 0.4%
804	Aurubis A.G. #	51,255
1,462	BayWa A.G. #	69,143
238	KWS Saat A.G. #	85,106
917	Salzgitter A.G. #	36,918
9,202	ThyssenKrupp A.G. * #	187,934
		430,356
Hungary: 0.0%
775	MOL Hungarian Oil & Gas NyRt #	54,528
India: 0.3%
13,347	Reliance Industries Ltd. (GDR) * # Reg S 144A	380,814
4,810	Sterlite Industries India Ltd. (ADR)	33,574
		414,388
Indonesia: 0.2%
270,000	Adaro Energy Tbk PT #	36,555
35,744	Astra Agro Lestari Tbk PT #	68,298
49,954	International Nickel Indonesia Tbk PT #	12,267
315,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	62,879
392,500	Salim Ivomas Pratama Tbk PT * #	42,494
		222,493
Ireland: 0.1%
6,934	Smurfit Kappa Group Plc #	114,116
Italy: 1.0%
45,381	ENI S.p.A. #	1,017,790
4,244	Saipem S.p.A. #	130,670
		1,148,460
Japan: 2.5%
2,100	Calbee, Inc. #	165,452
9,100	Daido Steel Co. #	48,643
4,317	Hitachi Metals Ltd. † #	41,415
46	Inpex Holdings, Inc. #	248,049
12,864	JFE Holdings, Inc. † #	249,288
42,100	JX Holdings, Inc. #	237,670
74,535	Kobe Steel Ltd. * #	87,850
8,665	Kurita Water Industries Ltd. #	192,646
31,629	Mitsubishi Materials Corp. #	89,642
4,700	Nippon Paper Group, Inc. #	71,785
226,700	Nippon Steel Corp. #	578,131
31,314	Nippon Suisan Kaisha Ltd. #	60,799
24,800	Nisshin Seifun Group, Inc. † #	328,058
40,376	OJI Paper Co. Ltd. † #	152,009
10,770	Rengo Co. Ltd. #	55,200
6,683	Sumitomo Forestry Co. Ltd. #	74,299
14,323	Sumitomo Metal Mining Ltd. #	203,860
4,600	TonenGeneral Sekiyu K.K. #	45,670
		2,930,466
Luxembourg: 0.4%
7,034	Adecoagro S.A. (USD) *	54,091
23,036	ArcelorMittal #	299,796
3,984	Tenaris S.A. (ADR)	162,468
1,264	Ternium S.A. (ADR)	25,722
		542,077
Malaysia: 0.8%
26,551	Genting Plantation Bhd #	73,887
326,194	IOI Corp. Bhd #	490,921
49,378	Kuala Lumpur Kepong Bhd	330,728
55,000	Kulim Malaysia Bhd	64,654
4,000	Petronas Dagangan Bhd	30,279
		990,469
Mexico: 0.4%
17,050	Gruma, S.A.B. de C.V. *	75,459
59,714	Grupo Mexico, S.A.B. de C.V.	241,437
4,632	Industrias Penoles, S.A. de C.V.	220,137
		537,033
Netherlands: 1.8%
2,994	CNH Global N.V. (USD)	123,712
780	Core Laboratories N.V. (USD)	107,578
3,963	Nutreco Holding N.V. #	364,530
44,404	Royal Dutch Shell Plc (GBP) #	1,475,687
1,276	Royal Dutch Shell Plc (GBP) #	41,345
		2,112,852
Norway: 1.8%
5,846	Cermaq ASA #	93,172
325,729	Marine Harvest ASA * #	303,608
21,711	Norsk Hydro ASA † #	94,658
6,097	SeaDrill Ltd. #	222,510
17,756	Statoil ASA #	434,089
20,528	Yara International ASA #	938,404
		2,086,441
Peru: 0.2%
6,893	Cia de Minas Buenaventura S.A. (ADR)	178,942
67,113	Volcan Cia Minera S.A.A.	57,266
		236,208
Philippines: 0.0%
61,400	Manila Water Co. Inc. #	60,317
Poland: 0.3%
896	Jastrzebska Spolka Weglowa S.A. #	25,743
3,243	KGHM Polska Miedz S.A. #	157,390
5,197	Polski Koncern Naftowy Orlen S.A. * #	82,212
27,877	Polskie Gornictwo Naftowe I Gazownictwo S.A. * #	47,464
		312,809
Portugal: 0.1%
3,638	Galp Energia, SGPS, S.A. #	57,133
7,682	Portucel-Empresa Productora de Pasta e Papel S.A.	26,476
		83,609
Russia: 2.2%
16,821	JSC MMC Norilsk Nickel (ADR) #	284,617
8,755	Lukoil (ADR) #	564,148
1,435	Magnitogorsk Iron & Steel Works (GDR) † # Reg S	4,938
3,276	Mechel OAO (ADR) †	16,577
2,254	Novatek OAO (GDR) # Reg S	242,879
1,572	Novolipetsk Steel (GDR) # Reg S	24,858
99,871	OAO Gazprom (ADR) #	854,013
3,793	PhosAgro OAO (GDR) # Reg S	53,477
5,191	Polymetal International (GBP) #	68,506
17,884	Rosneft Oil Co. (GDR) * #	136,770
4,195	Severstal OAO (GDR) # Reg S	37,333
16,277	Surgutneftegas OJSC (ADR) #	145,541
3,799	Tatneft (ADR) #	150,492
		2,584,149
Singapore: 1.2%
767,819	Golden Agri-Resources Ltd. #	359,235
43,050	Hyflux Ltd. † #	50,775
172,781	Olam International Ltd. † #	240,488
281,264	Wilmar International Ltd. † #	786,203
		1,436,701
South Africa: 1.5%
2,306	African Rainbow Minerals Ltd. #	47,581
2,015	Anglo Platinum Ltd. * #	83,942
14,265	AngloGold Ashanti Ltd. (ADR)	335,941
699	Assore Ltd. #	23,627
3,472	Astral Foods Ltd. #	35,681
2,293	Exxaro Resources Ltd. † #	40,861
27,252	Gold Fields Ltd. (ADR)	211,203
13,696	Harmony Gold Mining Co. Ltd. (ADR)	87,791
20,295	Impala Platinum Holdings Ltd. #	300,257
1,690	Kumba Iron Ore Ltd. † #	90,748
9,145	Northern Platinum Ltd. * #	39,416
19,077	Sappi Ltd. * #	59,702
8,597	Sasol Ltd. #	381,569
		1,738,319
South Korea: 1.1%
710	Hyundai Hysco #	21,930
1,347	Hyundai Steel Co. #	98,828
329	Korea Zinc Co. Ltd. #	105,394
1,975	POSCO #	581,187
921	SK Energy Co. Ltd. #	135,613
540	SK Holdings Co. Ltd. #	82,262
695	S-Oil Corp. #	58,733
4,222	Woongjin Coway Co. Ltd. * #	187,504
		1,271,451
Spain: 0.3%
2,616	Acerinox S.A. #	26,924
1,409	Pescanova S.A. #	5,158
14,851	Repsol YPF S.A. #	302,242
		334,324
Sweden: 0.8%
6,523	Boliden AB #	105,607
2,090	Holmen AB (B Shares) #	62,334
4,077	Lundin Petroleum AB * #	88,791
1,983	SSAB AB (B Shares) #	13,083
24,386	Svenska Cellulosa AB (B Shares) #	631,005
		900,820
Switzerland: 4.6%
4,632	Ferrexpo Plc (GBP) #	12,234
74,277	Glencore International Plc (GBP) † #	402,760
4,265	Noble Corp. (USD)	162,710
10,510	Syngenta A.G. #	4,408,910
6,065	Transocean, Inc. (USD) *	315,137
12,905	Weatherford International Ltd. (USD) *	156,667
		5,458,418
Taiwan: 0.3%
283,735	China Steel Corp. #	246,700
27,420	Formosa Petrochemical Corp. #	72,216
		318,916
Turkey: 0.1%
37,584	Eregli Demir ve Celik Fabrikalari T.A.S. #	48,843
2,071	Tupras-Turkiye Petrol Rafinerileri A.S. #	62,284
		111,127
United Kingdom: 8.2%
4,749	Acergy S.A. (NOK) #	111,767
9,280	African Minerals Ltd. * #	32,701
33,154	Anglo American Plc #	855,580
9,169	Antofagasta Plc #	137,545
57,324	BG Group Plc #	985,786
321,227	BP Plc #	2,257,385
87,675	Centrica Plc #	490,454
37,114	DS Smith Plc #	123,677
3,923	ENSCO Plc CL A (USD)	235,380
8,780	Evraz Plc #	29,724
5,810	Hochschild Mining Plc #	24,176
4,871	Kazakhmys Plc #	29,128
15,898	Lonmin Plc * † #	70,557
14,704	Mondi Plc #	200,110
27,751	Pennon Group Plc #	262,742
4,261	Petrofac Ltd. #	92,955
3,433	Randgold Resources Ltd. (ADR)	295,169
29,276	Rio Tinto Plc #	1,378,007
18,226	Severn Trent Plc #	474,615
15,318	Tullow Oil Plc #	286,561
52,153	United Utilities Group Plc #	561,679
2,691	Vedanta Resources Plc † #	41,262
40,101	Xstrata Plc #	652,400
		9,629,360
United States: 45.4%
10,951	AGCO Corp.	570,766
8,466	Alacer Gold Corp. (CAD) *	34,166
25,502	Alcoa, Inc.	217,277
2,563	Allegheny Technologies, Inc.	81,273
3,056	Allied Nevada Gold Corp. *	50,302
1,473	American States Water Co.	84,801
8,447	Anadarko Petroleum Corp.	738,690
1,963	Andersons, Inc.	105,060
6,611	Apache Corp.	510,105
10,734	Aqua America, Inc.	337,477
74,326	Archer-Daniels-Midland Co.	2,507,016
7,455	Baker Hughes, Inc.	345,987
16,489	Bunge Ltd.	1,217,383
3,551	Cabot Oil & Gas Corp.	240,083
4,182	Cameron International Corp. *	272,666
1,056	Carpenter Technology Corp.	52,050
7,110	CF Industries Holdings, Inc.	1,353,531
8,787	Chesapeake Energy Corp. †	179,343
32,782	Chevron Corp.	3,895,157
1,458	Cimarex Energy Co.	109,992
3,613	Cliffs Natural Resources, Inc. †	68,683
3,378	Coeur d’Alene Mines Corp. *	63,709
1,765	Concho Resources, Inc. *	171,964
20,604	ConocoPhillips	1,238,300
3,850	Consol Energy, Inc.	129,553
968	Continental Resources, Inc. *	84,148
8,922	Cree, Inc. *	488,123
13,293	Darling International, Inc. *	238,742
43,964	Deere & Co.	3,780,025
6,302	Denbury Resources, Inc. *	117,532
6,372	Devon Energy Corp.	359,508
1,173	Diamond Offshore Drilling, Inc. †	81,594
4,586	EOG Resources, Inc.	587,329
2,540	EQT Corp.	172,085
75,606	Exxon Mobil Corp.	6,812,857
4,600	First Solar, Inc. * †	124,016
4,012	FMC Technologies, Inc. *	218,213
22,645	Freeport-McMoRan Copper & Gold, Inc.	749,549
4,552	Graphic Packaging Holding Co. *	34,094
15,724	Halliburton Co.	635,407
10,665	Hecla Mining Co. †	42,127
1,793	Helmerich & Payne, Inc.	108,835
5,014	Hess Corp.	359,053
3,435	HollyFrontier Corp.	176,731
8,720	Ingredion, Inc.	630,630
17,665	International Paper Co.	822,836
3,006	Itron, Inc. *	139,478
1,792	Joy Global, Inc.	106,660
1,650	Kinder Morgan Management LLC *	144,953
10,661	Kinder Morgan, Inc.	412,367
1,449	Lindsay Corp. †	127,773
5,577	Louisiana-Pacific Corp. *	120,463
11,942	Marathon Oil Corp.	402,684
7,033	MeadWestvaco Corp.	255,298
60,470	Monsanto Co.	6,387,446
31,227	Mosaic Co.	1,861,441
3,057	Murphy Oil Corp.	194,823
7,199	National Oilwell Varco, Inc.	509,329
18,557	Newmont Mining Corp.	777,353
3,030	Noble Energy, Inc.	350,450
7,576	Nucor Corp.	349,632
13,593	Occidental Petroleum Corp.	1,065,283
1,825	Oceaneering International, Inc.	121,198
3,458	ONEOK, Inc.	164,843
1,355	Ormat Technologies, Inc. †	27,981
3,931	Packaging Corp. of America	176,384
4,550	Peabody Energy Corp.	96,233
10,488	Phillips 66	733,845
6,723	Pilgrim’s Pride Corp. *	61,784
2,234	Pioneer Natural Resources Co.	277,575
2,177	Plains Exploration & Production Co. *	103,342
3,013	QEP Resources, Inc.	95,934
2,748	Range Resources Corp.	222,698
1,819	Reliance Steel & Aluminum Co.	129,458
2,875	Rock-Tenn Co. (Class A)	266,771
1,551	Royal Gold, Inc.	110,168
22,414	Schlumberger Ltd.	1,678,584
35	Seaboard Corp.	98,000
14,088	Smithfield Foods, Inc. *	373,050
4,641	Southern Copper Corp.	174,362
5,924	Southwestern Energy Co. *	220,728
11,274	Spectra Energy Corp.	346,676
5,249	Steel Dynamics, Inc.	83,302
2,372	Sunpower Corp. * †	27,373
2,319	Tesoro Corp.	135,777
7,811	Tractor Supply Co.	813,359
32,009	Tyson Foods, Inc.	794,463
3,441	United States Steel Corp. †	67,100
9,331	Valero Energy Corp.	424,467
21,833	Weyerhaeuser Co.	685,120
1,985	Whiting Petroleum Corp. *	100,917
11,501	Williams Companies, Inc.	430,827
		53,446,520
Total Common Stocks (Cost: $122,012,259)		118,277,164
MONEY MARKET FUND: 0.0% (Cost: $6,846)
6,846	Dreyfus Government Cash Management Fund	6,846
Total Investments Before Collateral for Securities Loaned: 100.4% (Cost: $122,019,105)		118,284,010
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 5.4% (Cost: $6,354,771)
6,354,771	Bank of New York Overnight Government Fund	6,354,771
Total Investments: 105.8% (Cost: $128,373,876)		124,638,781
Liabilities in excess of other assets: (5.8)%		(6,875,575)
NET ASSETS: 100.0%		$117,763,206

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
NOK	Norwegian Krone
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,076,365.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $43,662,548 which represents 37.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $380,814, or 0.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Agriculture	27.2%	$32,209,392
Alternative Energy Sources	0.7	871,616
Base/Industrial Metals	12.0	14,152,218
Basic Materials	3.8	4,466,798
Consumer, Non-cyclical	1.3	1,538,877
Energy	41.0	48,453,125
Forest Products	4.4	5,161,347
Industrial	0.2	227,742
Precious Metals	6.1	7,202,465
Technology	0.4	488,123
Utilities	0.6	716,129
Water	2.3	2,789,332
Money Market Fund	0.0	6,846
	100.0%	$118,284,010

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$5,033,499	$—	$5,033,499
Austria	—	330,835	—	330,835
Bermuda	79,656	—	—	79,656
Brazil	1,940,220	—	—	1,940,220
Canada	14,965,319	—	—	14,965,319
Chile	482,396	—	—	482,396
China / Hong Kong	36,604	2,675,183	—	2,711,787
Colombia	114,803	—	—	114,803
Denmark	—	125,135	—	125,135
Finland	—	147,885	—	147,885
France	—	2,838,902	—	2,838,902
Germany	—	430,356	—	430,356
Hungary	—	54,528	—	54,528
India	33,574	380,814	—	414,388
Indonesia	—	222,493	—	222,493
Ireland	—	114,116	—	114,116
Italy	—	1,148,460	—	1,148,460
Japan	—	2,930,466	—	2,930,466
Luxembourg	242,281	299,796	—	542,077
Malaysia	425,661	564,808	—	990,469
Mexico	537,033	—	—	537,033
Netherlands	231,290	1,881,562	—	2,112,852
Norway	—	2,086,441	—	2,086,441
Peru	236,208	—	—	236,208
Philippines	—	60,317	—	60,317
Poland	—	312,809	—	312,809
Portugal	26,476	57,133	—	83,609
Russia	16,577	2,567,572	—	2,584,149
Singapore	—	1,436,701	—	1,436,701
South Africa	634,935	1,103,384	—	1,738,319
South Korea	—	1,271,451	—	1,271,451
Spain	—	334,324	—	334,324
Sweden	—	900,820	—	900,820
Switzerland	634,514	4,823,904	—	5,458,418
Taiwan	—	318,916	—	318,916
Turkey	—	111,127	—	111,127
United Kingdom	530,549	9,098,811	—	9,629,360
United States	53,446,520	—	—	53,446,520
Money Market Funds	6,361,617	—	—	6,361,617
Total	$80,976,233	$43,662,548	$—	$124,638,781

During the period ended March 31, 2013, transfers of securities from Level 1 to Level 2 were $89,310 and transfers from Level 2 to Level 1 were $515,527. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

SOLAR ENERGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Canada: 1.2%
38,453	Canadian Solar, Inc. (USD) * †	$133,047
China / Hong Kong: 17.0%
3,598,000	GCL-Poly Energy Holdings Ltd. † #	737,108
9,164,000	Hanergy Solar Group Ltd * #	585,469
31,335	JA Solar Holdings Co. Ltd. (ADR) * †	113,433
74,893	LDK Solar Co. Ltd. (ADR) * †	82,382
68,503	Renesola Ltd. (ADR) * †	94,534
166,068	Suntech Power Holdings Co. Ltd. (ADR) * †	64,767
11,315	Trina Solar Ltd. (ADR) * †	41,073
92,797	Yingli Green Energy Holding Co. Ltd. (ADR) * †	176,314
		1,895,080
Germany: 10.4%
12,883	SMA Solar Technology A.G. #	308,804
101,549	Solarworld A.G. † #	111,089
10,277	Wacker Chemie AG #	738,077
		1,157,970
Norway: 3.4%
1,894,309	Renewable Energy Corp. A.S. * † #	375,599
South Korea: 3.6%
39,078	Jusung Engineering Co Ltd * #	236,482
39,668	Nexolon Co Ltd * #	56,875
50,402	Woongjin Energy Co Ltd * #	111,415
		404,772

Switzerland: 4.2%
59,168	Meyer Burger Technology AG * † #	467,444
Taiwan: 24.6%
300,000	Danen Technology Corp. * #	134,692
728,000	E-Ton Solar Tech Co Ltd * #	264,534
19,000	Giga Solar Materials Corp #	159,859
385,688	Gintech Energy Corp. * #	339,157
292,322	Green Energy Technology, Inc. * #	241,367
342,000	Motech Industries Inc * #	350,752
566,000	Neo Solar Power Corp. * #	425,663
464,000	Sino-American Silicon Products Inc #	604,162
340,646	Solartech Energy Corp. * #	229,664
		2,749,850
United States: 35.8%
39,014	Advanced Energy Industries Inc *	713,956
38,683	First Solar, Inc. * †	1,042,894
142,086	GT Advanced Technologies, Inc. * †	467,463
155,350	MEMC Electronic Materials, Inc. *	683,540
115,676	Power-One, Inc. * †	480,055
36,286	STR Holdings, Inc. *	78,741
46,080	Sunpower Corp. * †	531,763
		3,998,412
Total Common Stocks (Cost: $12,216,417)		11,182,174
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 29.3% (Cost: $3,274,495)
3,274,495	Bank of New York Overnight Government Fund	3,274,495
Total Investments: 129.5% (Cost: $15,490,912)		14,456,669
Liabilities in excess of other assets: (29.5)%		(3,292,198)
NET ASSETS: 100.0%		$11,164,471

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,964,215.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $6,478,212 which represents 58.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Advanced Materials / Products	0.7%	$78,741
Chemicals - Diversified	6.6	738,077
Electronic Component - Semiconductors	40.6	4,542,813
Energy - Alternate Sources	20.9	2,334,288
Mach Tools & Rel Products	4.2	467,444
Power Conversion / Supply Equipment	24.9	2,784,329
Semiconductor Equipment	2.1	236,482
	100.0%	$11,182,174

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$133,047	$—	$—	$133,047
China / Hong Kong	572,503	1,322,577	—	1,895,080
Germany	—	1,157,970	—	1,157,970
Norway	—	375,599	—	375,599
South Korea	—	404,772	—	404,772
Switzerland	—	467,444	—	467,444
Taiwan	—	2,749,850	—	2,749,850
United States	3,998,412	—	—	3,998,412
Money Market Fund	3,274,495	—	—	3,274,495
Total	$7,978,457	$6,478,212	$—	$14,456,669

STEEL ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Brazil: 22.5%
1,333,306	Cia Siderurgica Nacional S.A. (ADR) †	$5,973,211
895,251	Gerdau S.A. (ADR)	6,902,385
988,691	Vale S.A. (ADR)	17,094,467
		29,970,063
Luxembourg: 11.2%
681,924	ArcelorMittal (USD) †	8,885,470
298,581	Ternium S.A. (ADR)	6,076,123
		14,961,593
Mexico: 2.6%
243,651	Grupo Simec, S.A.B. de C.V. (ADR) * †	3,464,717
Russia: 2.3%
611,412	Mechel OAO (ADR) †	3,093,745
South Korea: 7.9%
142,801	POSCO (ADR)	10,525,862
United Kingdom: 12.8%
360,699	Rio Tinto Plc (ADR) †	16,981,709
United States: 40.7%
34,090	A.M. Castle & Co. * †	596,575
200,158	AK Steel Holding Corp. †	662,523
190,958	Allegheny Technologies, Inc.	6,055,278
77,397	Carpenter Technology Corp.	3,814,898
276,387	Cliffs Natural Resources, Inc. †	5,254,117
171,128	Commercial Metals Co.	2,712,379
45,591	Gibraltar Industries, Inc. *	832,036
14,921	LB Foster Co.	660,851
144,949	Nucor Corp.	6,689,396
16,073	Olympic Steel, Inc.	384,145
85,620	Reliance Steel & Aluminum Co.	6,093,575
38,778	Schnitzer Steel Industries, Inc.	1,033,821
378,416	Steel Dynamics, Inc.	6,005,462
105,212	Timken Co.	5,952,895
211,920	United States Steel Corp. †	4,132,440
103,576	Worthington Industries, Inc.	3,208,785
		54,089,176
Total Common Stocks (Cost: $209,216,186)		133,086,865
MONEY MARKET FUND: 0.0% (Cost: $918)
918	Dreyfus Government Cash Management Fund	918
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $209,217,104)		133,087,783
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 27.0% (Cost: $35,884,708)
35,884,708	Bank of New York Overnight Government Fund	35,884,708
Total Investments: 127.0% (Cost: $245,101,812)		168,972,491
Liabilities in excess of other assets: (27.0)%		(35,947,155)
NET ASSETS: 100.0%		$133,025,336

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $34,700,021.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Building & Construction	0.6%	$832,036
Metal - Diversified	12.8	16,981,709
Metal - Iron	16.8	22,348,584
Metal Processors & Fabricators	7.4	9,822,531
Metal Products - Distribution	0.7	980,720
Steel - Producers	57.2	76,066,007
Steel - Specialty	4.5	6,055,278
Money Market Fund	0.0	918
	100.0%	$133,087,783

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$133,086,865	$—	$—	$133,086,865
Money Market Funds	35,885,626	—	—	35,885,626
Total	$168,972,491	$—	$—	$168,972,491

* See Schedule of Investments for security type and geographic sector breakouts.

UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Australia: 0.4%
21,055	Aurora Oil & Gas Ltd. (CAD) *	$78,753
Canada: 18.0%
15,482	ARC Resources Ltd. †	409,013
6,065	Baytex Energy Corp. (USD) †	254,305
4,875	Birchcliff Energy Ltd. *	41,123
18,890	Crescent Point Energy Corp. †	713,058
37,176	EnCana Corp. (USD)	723,445
25,651	Pengrowth Energy Corp. (USD)	130,820
23,154	Penn West Petroleum Ltd. (USD) †	249,137
4,163	PetroBakken Energy Ltd.	36,182
7,139	Peyto Exploration & Development Corp.	189,305
52,205	Talisman Energy, Inc. (USD)	639,511
7,095	Tourmaline Oil Corp. *	274,316
		3,660,215
United States: 81.5%
19,129	Anadarko Petroleum Corp.	1,672,831
2,390	Berry Petroleum Co.	110,633
10,425	Cabot Oil & Gas Corp.	704,834
30,034	Chesapeake Energy Corp. †	612,994
4,237	Cimarex Energy Co.	319,639
5,132	Concho Resources, Inc. *	500,011
11,417	Consol Energy, Inc.	384,182
2,158	Continental Resources, Inc. *	187,595
18,501	Denbury Resources, Inc. *	345,044
19,292	Devon Energy Corp.	1,088,455
3,614	Energen Corp.	187,964
10,893	EOG Resources, Inc.	1,395,067
6,840	EQT Corp.	463,410
5,829	EXCO Resources, Inc. †	41,561
5,972	Forest Oil Corp. *	31,413
3,870	Gulfport Energy Corp. *	177,362
14,674	Hess Corp.	1,050,805
13,143	Kodiak Oil & Gas Corp. *	119,470
9,984	Linn Energy, LLC †	378,394
4,094	National Fuel Gas Co.	251,167
6,709	Newfield Exploration Co. *	150,416
8,854	Noble Energy, Inc.	1,024,054
2,991	Northern Oil and Gas, Inc. * †	43,011
4,021	Oasis Petroleum, Inc. *	153,079
19,094	Occidental Petroleum Corp.	1,496,397
6,691	Pioneer Natural Resources Co.	831,357
6,195	Plains Exploration & Production Co. *	294,077
8,936	QEP Resources, Inc.	284,522
7,984	Range Resources Corp.	647,023
2,581	Rosetta Resources, Inc. *	122,804
3,313	SM Energy Co.	196,196
17,392	Southwestern Energy Co. *	648,026
7,499	Ultra Petroleum Corp. * †	150,730
5,897	Whiting Petroleum Corp. *	299,803
10,116	WPX Energy, Inc. *	162,058
		16,526,384
Total Common Stocks (Cost: $19,971,703)		20,265,352
MONEY MARKET FUND: 0.0% (Cost: $4,878)
4,878	Dreyfus Government Cash Management Fund	4,878
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $19,976,581)		20,270,230
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 11.3% (Cost: $2,278,174)
2,278,174	Bank of New York Overnight Government Fund	2,278,174
Total Investments: 111.2% (Cost: $22,254,755)		22,548,404
Liabilities in excess of other assets: (11.2)%		(2,262,530)
NET ASSETS: 100.0%		$20,285,874

CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,194,242.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Coal	1.9%	$384,182
Electric - Integrated	1.2	251,167
Oil Company - Exploration & Production	91.7	18,579,198
Oil Company - Integrated	5.2	1,050,805
Money Market Fund	0.0	4,878
	100.0%	$20,270,230

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$20,265,352	$—	$—	$20,265,352
Money Market Funds	2,283,052	—	—	2,283,052
Total	$22,548,404	$—	$—	$22,548,404

* See Schedule of Investments for security type and geographic sector breakouts.

URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.4%
Australia: 9.2%
2,577,203	Energy Resources of Australia Ltd. * † #	$3,605,696
3,265,297	Paladin Energy Ltd. * † #	3,401,660
		7,007,356
Canada: 26.4%
1,062,075	Alpha Minerals Inc ‡ *	5,112,010
211,395	Cameco Corp. (USD) †	4,392,788
2,716,098	Denison Mines Corp. *	3,716,104
1,488,879	Uranium Energy Corp. (USD) * †	3,275,534
1,284,464	Uranium One, Inc. * †	3,540,036
		20,036,472
France: 12.0%
216,065	Areva S.A. * † #	3,199,217
309,835	Electricite de France S.A. #	5,953,823
		9,153,040
Japan: 24.5%
1,064,914	IHI Corp. #	3,246,347
132,874	JGC Corp. #	3,414,377
764,505	Kajima Corp. #	2,080,284
915,306	Mitsubishi Heavy Industries Ltd. #	5,301,950
577,700	Taihei Dengyo Kaisha Ltd. #	3,720,046
70,400	Toshiba Plant Systems & Services Corp. #	866,228
		18,629,232
Poland: 6.1%
904,057	Polska Grupa Energetyczna S.A. #	4,658,177
United States: 17.2%
911,398	EnergySolutions, Inc. *	3,417,742
173,225	Exelon Corp.	5,972,798
137,344	US Ecology, Inc.	3,646,483
		13,037,023
Total Common Stocks (Cost: $81,699,460)		72,521,300
CLOSED-END FUND: 4.6% (Cost: $4,154,069)
637,627	Uranium Participation Corp. * †	3,508,376
MONEY MARKET FUND: 0.1% (Cost: $87,918)
87,918	Dreyfus Government Cash Management Fund	87,918
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $85,941,447)		76,117,594
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 21.5% (Cost: $16,312,220)
16,312,220	Bank of New York Overnight Government Fund	16,312,220
Total Investments: 121.6% (Cost: $102,253,667)		92,429,814
Liabilities in excess of other assets: (21.6)%		(16,390,204)
NET ASSETS: 100.0%		$76,039,610

USD	United States Dollar

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $15,381,232.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $39,447,805 which represents 51.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Building & Construction	7.6%	$5,800,330
Electric - Integrated	21.8	16,584,798
Energy - Alternate Sources	4.2	3,199,217
Engineering / R&D Services	5.6	4,280,605
Hazardous Waste Disposal	9.3	7,064,225
Machinery - General Industry	11.3	8,548,297
Non - Ferrous Metals	35.5	27,043,828
Closed-End Fund	4.6	3,508,376
Money Market Fund	0.1	87,918
	100.0%	$76,117,594

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2013 is set forth below:

Affiliates	Value 12/31/12	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 03/31/13
Alpha Minerals Inc	$—	$4,180,545	$(18,053)	$(892)	$—	$5,112,010

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$7,007,356	$—	$7,007,356
Canada	20,036,472	—	—	20,036,472
France	—	9,153,040	—	9,153,040
Japan	—	18,629,232	—	18,629,232
Poland	—	4,658,177	—	4,658,177
United States	13,037,023	—	—	13,037,023
Closed-End Fund	3,508,376	—	—	3,508,376
Money Market Funds	16,400,138	—	—	16,400,138
Total	$52,982,009	$39,447,805	$—	$92,429,814

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2013 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved quarterly by the Funds’ Board.  Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities, dealers, and other market sources to determine fair value.  The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, a table that reconciles the valuation of the Fund’s Level 3 investments that summarizes the valuation techniques and describes unobservable inputs into those Level 3 investments, if applicable, is located in the Schedules of Investments.

Income Taxes–As of March 31, 2013, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Agribusiness ETF	$5,624,469,209	$593,608,079	$(346,939,676)	$246,668,403
Coal ETF	324,917,510	3,234,410	(85,091,454)	(81,857,044)
Global Alternative Energy ETF	92,796,682	7,609,214	(36,634,963)	(29,025,749)
Gold Miners ETF	11,511,450,304	—	(3,702,248,216)	(3,702,248,216)
Junior Gold Miners ETF	3,626,155,532	45,082,414	(1,125,410,992)	(1,080,328,578)
Oil Services ETF	1,545,007,522	21,265,146	(35,740,191)	(14,475,045)
Rare Earth / Strategic Metals ETF	283,447,659	3,445,546	(110,514,660)	(107,069,114)
RVE Hard Assets Producers ETF	128,832,631	15,186,229	(19,380,079)	(4,193,850)
Solar Energy ETF	17,914,383	789,580	(4,247,294)	(3,457,714)
Steel ETF	248,104,814	3,829,183	(82,961,506)	(79,132,323)
Unconventional Oil & Gas ETF	22,255,347	1,776,253	(1,483,196)	293,057
Uranium+Nuclear Energy ETF	105,082,263	6,406,694	(19,059,143)	(12,652,449)

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: May 29, 2013

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: May 29, 2013